Distribution Date:	09/16/22	CSAIL 2016-C5 Commercial Mortgage Trust
Determination Date:	09/12/22
Next Distribution Date:	10/17/22
Record Date:	08/31/22	Commercial Mortgage Pass-Through Certificates
Series 2016-C5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	KeyBank National Association
Additional Information	5
			Andy Lindenman	(913) 317-4372
Bond / Collateral Reconciliation - Cash Flows	6
			11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Don Simon	(203) 660-6100
Historical Detail	18		PO Box 4839 | Greenwich, CT 06831 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12636LAU4	1.746600%	28,557,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12636LAV2	2.879300%	121,570,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12636LAW0	3.656100%	19,780,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12636LAX8	3.488700%	170,000,000.00	81,396,619.99	4,518,409.78	236,640.32	11,894.98	0.00	4,766,945.08	76,878,210.21	42.38%	30.00%
A-5	12636LAY6	3.756700%	267,448,000.00	267,448,000.00	0.00	837,268.25	0.00	0.00	837,268.25	267,448,000.00	42.38%	30.00%
A-SB	12636LAZ3	3.532500%	48,139,000.00	30,278,868.58	812,936.11	89,133.42	2,964.52	0.00	905,034.05	29,465,932.47	42.38%	30.00%
A-S	12636LBC3	4.010100%	67,891,000.00	67,891,000.00	0.00	226,874.75	0.00	0.00	226,874.75	67,891,000.00	31.91%	22.75%
B	12636LBD1	4.463000%	51,503,000.00	51,503,000.00	0.00	191,548.24	0.00	0.00	191,548.24	51,503,000.00	23.97%	17.25%
C	12636LBE9	4.797522%	42,139,000.00	42,139,000.00	0.00	168,468.97	0.00	0.00	168,468.97	42,139,000.00	17.48%	12.75%
D	12636LAG5	3.797522%	46,821,000.00	46,821,000.00	0.00	148,169.80	0.00	0.00	148,169.80	46,821,000.00	10.26%	7.75%
E	12636LAL4	3.005000%	23,410,000.00	23,410,000.00	0.00	58,622.54	0.00	0.00	58,622.54	23,410,000.00	6.65%	5.25%
F	12636LAN0	3.005000%	9,365,000.00	9,365,000.00	0.00	23,451.52	0.00	0.00	23,451.52	9,365,000.00	5.21%	4.25%
NR*	12636LAQ3	3.005000%	39,797,933.00	33,786,900.97	0.00	109,666.96	0.00	0.00	109,666.96	33,786,900.97	0.00%	0.00%
Z	12636LBF6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12636LAS9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			936,420,933.00	654,039,389.54	5,331,345.89	2,089,844.77	14,859.50	0.00	7,436,050.16	648,708,043.65

X-A	12636LBA7	1.066322%	723,385,000.00	447,014,488.57	0.00	397,217.97	184,495.98	0.00	581,713.95	441,683,142.68
X-B	12636LBB5	0.334522%	51,503,000.00	51,503,000.00	0.00	14,357.39	0.00	0.00	14,357.39	51,503,000.00
X-D	12636LAJ9	1.000000%	46,821,000.00	46,821,000.00	0.00	39,017.50	0.00	0.00	39,017.50	46,821,000.00
X-E	12636LAA8	1.792522%	23,410,000.00	23,410,000.00	0.00	34,969.11	0.00	0.00	34,969.11	23,410,000.00
X-F	12636LAC4	1.792522%	9,365,000.00	9,365,000.00	0.00	13,989.14	0.00	0.00	13,989.14	9,365,000.00
X-NR	12636LAE0	1.792522%	39,797,933.00	33,786,900.97	0.00	50,469.79	0.00	0.00	50,469.79	33,786,900.97
Notional SubTotal			894,281,933.00	611,900,389.54	0.00	550,020.90	184,495.98	0.00	734,516.88	606,569,043.65

Deal Distribution Total					5,331,345.89	2,639,865.67	199,355.48	0.00	8,170,567.04

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12636LAU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12636LAV2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12636LAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12636LAX8	478.80364700	26.57888106	1.39200188	0.00000000	0.00000000	0.06997047	0.00000000	28.04085341	452.22476594
A-5	12636LAY6	1,000.00000000	0.00000000	3.13058333	0.00000000	0.00000000	0.00000000	0.00000000	3.13058333	1,000.00000000
A-SB	12636LAZ3	628.98831675	16.88726625	1.85158437	0.00000000	0.00000000	0.06158250	0.00000000	18.80043312	612.10105050
A-S	12636LBC3	1,000.00000000	0.00000000	3.34175001	0.00000000	0.00000000	0.00000000	0.00000000	3.34175001	1,000.00000000
B	12636LBD1	1,000.00000000	0.00000000	3.71916665	0.00000000	0.00000000	0.00000000	0.00000000	3.71916665	1,000.00000000
C	12636LBE9	1,000.00000000	0.00000000	3.99793469	0.00000000	0.00000000	0.00000000	0.00000000	3.99793469	1,000.00000000
D	12636LAG5	1,000.00000000	0.00000000	3.16460135	0.00000000	0.00000000	0.00000000	0.00000000	3.16460135	1,000.00000000
E	12636LAL4	1,000.00000000	0.00000000	2.50416660	0.00000000	0.00000000	0.00000000	0.00000000	2.50416660	1,000.00000000
F	12636LAN0	1,000.00000000	0.00000000	2.50416658	0.00000000	0.00000000	0.00000000	0.00000000	2.50416658	1,000.00000000
NR	12636LAQ3	848.96120032	0.00000000	2.75559437	(0.62965406)	30.00690136	0.00000000	0.00000000	2.75559437	848.96120032
Z	12636LBF6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12636LAS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12636LBA7	617.94824135	0.00000000	0.54911005	0.00000000	0.00000000	0.25504535	0.00000000	0.80415539	610.57824351
X-B	12636LBB5	1,000.00000000	0.00000000	0.27876803	0.00000000	0.00000000	0.00000000	0.00000000	0.27876803	1,000.00000000
X-D	12636LAJ9	1,000.00000000	0.00000000	0.83333333	0.00000000	0.00000000	0.00000000	0.00000000	0.83333333	1,000.00000000
X-E	12636LAA8	1,000.00000000	0.00000000	1.49376805	0.00000000	0.00000000	0.00000000	0.00000000	1.49376805	1,000.00000000
X-F	12636LAC4	1,000.00000000	0.00000000	1.49376829	0.00000000	0.00000000	0.00000000	0.00000000	1.49376829	1,000.00000000
X-NR	12636LAE0	848.96120032	0.00000000	1.26815104	0.00000000	0.00000000	0.00000000	0.00000000	1.26815104	848.96120032

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	08/01/22 - 08/30/22	30	0.00	236,640.32	0.00	236,640.32	0.00	0.00	0.00	236,640.32	0.00
A-5	08/01/22 - 08/30/22	30	0.00	837,268.25	0.00	837,268.25	0.00	0.00	0.00	837,268.25	0.00
A-SB	08/01/22 - 08/30/22	30	0.00	89,133.42	0.00	89,133.42	0.00	0.00	0.00	89,133.42	0.00
X-A	08/01/22 - 08/30/22	30	0.00	397,217.97	0.00	397,217.97	0.00	0.00	0.00	397,217.97	0.00
X-B	08/01/22 - 08/30/22	30	0.00	14,357.39	0.00	14,357.39	0.00	0.00	0.00	14,357.39	0.00
X-D	08/01/22 - 08/30/22	30	0.00	39,017.50	0.00	39,017.50	0.00	0.00	0.00	39,017.50	0.00
X-E	08/01/22 - 08/30/22	30	0.00	34,969.11	0.00	34,969.11	0.00	0.00	0.00	34,969.11	0.00
X-F	08/01/22 - 08/30/22	30	0.00	13,989.14	0.00	13,989.14	0.00	0.00	0.00	13,989.14	0.00
X-NR	08/01/22 - 08/30/22	30	0.00	50,469.79	0.00	50,469.79	0.00	0.00	0.00	50,469.79	0.00
A-S	08/01/22 - 08/30/22	30	0.00	226,874.75	0.00	226,874.75	0.00	0.00	0.00	226,874.75	0.00
B	08/01/22 - 08/30/22	30	0.00	191,548.24	0.00	191,548.24	0.00	0.00	0.00	191,548.24	0.00
C	08/01/22 - 08/30/22	30	0.00	168,468.97	0.00	168,468.97	0.00	0.00	0.00	168,468.97	0.00
D	08/01/22 - 08/30/22	30	0.00	148,169.80	0.00	148,169.80	0.00	0.00	0.00	148,169.80	0.00
E	08/01/22 - 08/30/22	30	0.00	58,622.54	0.00	58,622.54	0.00	0.00	0.00	58,622.54	0.00
F	08/01/22 - 08/30/22	30	0.00	23,451.52	0.00	23,451.52	0.00	0.00	0.00	23,451.52	0.00
NR	08/01/22 - 08/30/22	30	1,216,225.95	84,608.03	0.00	84,608.03	(25,058.93)	0.00	0.00	109,666.96	1,194,212.65
Totals			1,216,225.95	2,614,806.74	0.00	2,614,806.74	(25,058.93)	0.00	0.00	2,639,865.67	1,194,212.65

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	8,170,567.04
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,624,261.68	Master Servicing Fee	4,172.12
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,548.16
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	281.60
ARD Interest	0.00	Operating Advisor Fee	1,453.06
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,624,261.68	Total Fees	9,454.94

Principal		Expenses/Reimbursements
Scheduled Principal	768,590.15	Reimbursement for Interest on Advances	(492.19)
Unscheduled Principal Collections		ASER Amount	20,749.79
Principal Prepayments	4,562,755.74	Special Servicing Fees (Monthly)	(47,414.63)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,098.10
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	5,331,345.89	Total Expenses/Reimbursements	(25,058.93)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	199,355.48	Interest Distribution	2,639,865.67
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	5,331,345.89
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	199,355.48
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	199,355.48	Total Payments to Certificateholders and Others	8,170,567.04
Total Funds Collected	8,154,963.05	Total Funds Distributed	8,154,963.05

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	654,039,389.54	654,039,389.54	Beginning Certificate Balance	654,039,389.54
(-) Scheduled Principal Collections	768,590.15	768,590.15	(-) Principal Distributions	5,331,345.89
(-) Unscheduled Principal Collections	4,562,755.74	4,562,755.74	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	648,708,043.65	648,708,043.65	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	654,176,694.03	654,176,694.03	Ending Certificate Balance	648,708,043.65
Ending Actual Collateral Balance	648,830,141.77	648,830,141.77

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.80%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	14	143,155,094.75	22.07%	37	4.9088	NAP	Defeased	14	143,155,094.75	22.07%	37	4.9088	NAP
4,999,999 or less	11	38,019,246.70	5.86%	38	4.9077	1.421769	1.2499 or less	8	86,760,137.79	13.37%	37	4.6327	0.486036
5,000,000 to 9,999,999	10	69,248,942.68	10.67%	37	4.8220	1.716350	1.2500 to 1.4999	13	151,895,451.54	23.42%	37	4.7799	1.402654
10,000,000 to 19,999,999	8	119,409,247.11	18.41%	31	4.6914	1.547580	1.5000 to 1.7499	5	101,427,780.92	15.64%	31	4.4240	1.522018
20,000,000 to 24,999,999	1	20,000,000.00	3.08%	37	4.9900	(0.080000)	1.7500 to 1.9999	4	103,538,908.78	15.96%	38	4.3469	1.792040
25,000,000 to 49,999,999	2	60,001,989.65	9.25%	38	4.4289	2.044562	2.0000 to 2.2499	1	7,452,652.39	1.15%	33	4.8900	2.120000
50,000,000 or greater	3	198,873,522.76	30.66%	38	4.3853	1.604602	2.2500 to 2.4999	1	3,406,422.29	0.53%	38	5.5000	2.370000
Totals	49	648,708,043.65	100.00%	36	4.6571	1.538959	2.5000 to 2.7499	0	0.00	0.00%	0	0.0000	0.000000
							2.7500 to 3.9999	3	51,071,595.19	7.87%	38	4.6292	3.502476
							4.0000 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	49	648,708,043.65	100.00%	36	4.6571	1.538959
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	27	143,155,094.75	22.07%	37	4.9088	NAP
							Defeased	27	143,155,094.75	22.07%	37	4.9088	NAP
Arkansas	1	2,858,170.68	0.44%	37	4.5100	1.610000
							Industrial	2	96,420,338.33	14.86%	38	4.3173	1.788563
California	5	91,907,708.99	14.17%	29	4.6412	2.264881
							Lodging	8	90,069,722.73	13.88%	29	4.6544	0.915207
Florida	1	3,231,993.01	0.50%	36	4.7700	1.790000
							Mobile Home Park	4	14,385,438.98	2.22%	38	4.8782	1.400882
Georgia	2	13,395,720.48	2.06%	35	5.0630	1.680782
							Multi-Family	6	104,346,338.46	16.09%	38	4.4282	1.397306
Illinois	1	5,509,204.30	0.85%	38	4.9600	1.410000
							Office	10	113,997,088.30	17.57%	37	4.7342	1.431206
Indiana	2	33,938,987.28	5.23%	37	4.2851	0.339732
							Retail	10	86,334,022.10	13.31%	38	4.7598	2.477591
Louisiana	1	10,189,459.81	1.57%	38	4.7200	1.160000
							Totals	67	648,708,043.65	100.00%	36	4.6571	1.538959
Nevada	1	13,500,000.00	2.08%	37	4.3500	2.950000

New Jersey	1	20,000,000.00	3.08%	37	4.9900	(0.080000)

New York	1	87,000,000.00	13.41%	38	4.2800	1.770000

North Carolina	2	6,931,187.77	1.07%	38	5.1410	1.825865

Ohio	9	35,620,478.76	5.49%	37	4.8585	1.575325

Pennsylvania	2	59,659,453.51	9.20%	37	4.7076	1.443544

South Carolina	1	5,957,580.61	0.92%	38	4.6600	1.600000

Tennessee	1	12,527,722.64	1.93%	37	4.5980	1.020000

Texas	3	20,546,469.02	3.17%	38	5.1281	1.193116

Virginia	2	5,494,490.42	0.85%	37	4.9600	3.590000

Washington	1	1,612,746.22	0.25%	37	4.8300	0.240000

Washington, DC	1	57,500,000.00	8.86%	38	4.2280	1.510000

Wisconsin	2	18,171,575.40	2.80%	38	4.7051	1.367442

Totals	67	648,708,043.65	100.00%	36	4.6571	1.538959

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	143,155,094.75	22.07%	37	4.9088	NAP	Defeased	14	143,155,094.75	22.07%	37	4.9088	NAP
	3.9999% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	2	85,424,884.89	13.17%	38	4.1956	1.055617	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	2	100,500,000.00	15.49%	38	4.2894	1.928507	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	14	210,692,009.95	32.48%	34	4.6665	1.786140	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	11	72,515,864.86	11.18%	37	4.9122	1.227614	49 months or greater	35	505,552,948.90	77.93%	36	4.5858	1.578264
	5.0000% or greater	6	36,420,189.20	5.61%	38	5.2023	1.333278	Totals	49	648,708,043.65	100.00%	36	4.6571	1.538959
	Totals	49	648,708,043.65	100.00%	36	4.6571	1.538959
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	143,155,094.75	22.07%	37	4.9088	NAP	Defeased	14	143,155,094.75	22.07%	37	4.9088	NAP
	60 months or less	35	505,552,948.90	77.93%	36	4.5858	1.578264	Interest Only	3	158,000,000.00	24.36%	38	4.2671	1.776203
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	298 months or less	32	347,552,948.90	53.58%	35	4.7307	1.488280
	Totals	49	648,708,043.65	100.00%	36	4.6571	1.538959	299 months to 337 months	0	0.00	0.00%	0	0.0000	0.000000
								338 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	49	648,708,043.65	100.00%	36	4.6571	1.538959
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	14	143,155,094.75	22.07%	37	4.9088	NAP				None
Underwriter's Information		1	11,984,212.89	1.85%	38	5.2900	1.318192
	12 months or less	33	487,554,633.62	75.16%	36	4.5633	1.587349
	13 months to 24 months	1	6,014,102.39	0.93%	38	5.0100	1.360000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	648,708,043.65	100.00%	36	4.6571	1.538959
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2	10104322	1	IN	Brooklyn	NY	Actual/360	4.280%	320,643.33	0.00	0.00	11/06/25	05/06/30	--	87,000,000.00	87,000,000.00	09/06/22
4	10104323	1	MF	Washington	DC	Actual/360	4.228%	209,344.72	0.00	0.00	N/A	11/06/25	--	57,500,000.00	57,500,000.00	09/06/22
5	10104324	1	OF	Philadelphia	PA	Actual/360	4.720%	221,281.98	69,828.76	0.00	N/A	10/06/25	--	54,443,351.52	54,373,522.76	09/06/22
6	10104325	1	RT	Los Angeles	CA	Actual/360	4.690%	129,713.50	41,238.69	0.00	N/A	11/06/25	--	32,118,343.45	32,077,104.76	09/06/22
7	10101709	1	LO	Indianapolis	IN	Actual/360	4.129%	99,451.31	46,013.34	0.00	N/A	10/06/25	--	27,970,898.23	27,924,884.89	09/06/22
8	10101034	1	MF	Fort Washington	MD	Actual/360	4.860%	113,302.27	33,908.00	0.00	N/A	09/06/25	--	27,073,421.15	27,039,513.15	09/06/22
9	10104326	1	Various Various		Various	Actual/360	5.050%	85,817.03	51,395.20	0.00	N/A	11/06/25	--	19,734,353.41	19,682,958.21	09/06/22
10	10104327	1	OF	Escondido	CA	Actual/360	4.604%	78,228.71	36,657.18	0.00	N/A	10/06/25	--	19,732,025.85	19,695,368.67	09/06/22
11	10101985	1	LO	Commerce	CA	Actual/360	4.550%	77,892.51	32,194.16	0.00	N/A	11/06/22	--	19,880,398.81	19,848,204.65	09/06/22
12	10104328	1	LO	Weehawken	NJ	Actual/360	4.990%	85,938.89	0.00	0.00	N/A	10/06/25	--	20,000,000.00	20,000,000.00	10/06/20
13	10102454	1	MF	Tampa	FL	Actual/360	4.850%	73,757.17	25,185.05	0.00	N/A	11/06/25	--	17,660,513.29	17,635,328.24	09/06/22
14	10104329	1	MF	Raeford	NC	Actual/360	4.870%	66,998.50	28,204.36	0.00	N/A	11/06/25	--	15,976,326.98	15,948,122.62	09/06/22
15	10104330	1	OF	Torrance	CA	Actual/360	4.680%	66,200.30	26,420.81	0.00	N/A	08/06/25	--	16,426,874.28	16,400,453.47	09/06/22
16	10104331	1	OF	Worthington	OH	Actual/360	4.890%	64,387.36	27,058.18	0.00	N/A	10/06/25	--	15,290,883.16	15,263,824.98	09/06/22
19	10104333	1	MH	Various	Various	Actual/360	5.000%	55,088.09	22,214.22	0.00	N/A	10/06/25	--	12,794,653.44	12,772,439.22	09/06/22
20	10104334	1	MF	Nashville	TN	Actual/360	4.598%	49,694.54	23,340.25	0.00	N/A	10/06/25	--	12,551,062.89	12,527,722.64	09/06/22
22	10104336	1	RT	Las Vegas	NV	Actual/360	4.350%	50,568.75	0.00	0.00	N/A	10/06/25	--	13,500,000.00	13,500,000.00	09/06/22
23	10104337	1	RT	Frisco	TX	Actual/360	5.290%	54,668.29	16,875.92	0.00	N/A	11/06/25	--	12,001,088.81	11,984,212.89	02/06/22
25	10104338	1	MH	Various	Various	Actual/360	4.890%	43,690.37	18,254.04	0.00	N/A	11/06/25	--	10,375,707.20	10,357,453.16	09/06/22
26	10104339	1	MF	Greenfield	WI	Actual/360	4.701%	40,274.48	18,079.04	0.00	N/A	11/06/25	--	9,949,023.52	9,930,944.48	09/06/22
27	10104340	1	MF	Broussard	LA	Actual/360	4.720%	41,475.17	14,927.54	0.00	N/A	11/06/25	--	10,204,387.35	10,189,459.81	09/06/22
28	10104341	1	IN	Westerville	OH	Actual/360	4.662%	37,887.65	17,362.47	0.00	N/A	10/06/25	--	9,437,700.80	9,420,338.33	09/06/22
30	10101980	1	MF	Waupaca	WI	Actual/360	4.710%	33,483.73	15,065.12	0.00	N/A	10/06/25	--	8,255,696.02	8,240,630.90	09/06/22
31	10098389	1	LO	Augusta	GA	Actual/360	4.890%	31,468.49	20,569.43	0.00	N/A	06/06/25	--	7,473,221.82	7,452,652.39	09/06/22
32	10101983	1	RT	Red Lion	PA	Actual/360	4.910%	30,047.18	12,459.60	0.00	N/A	11/06/25	--	7,106,619.43	7,094,159.83	09/06/22
33	10104343	1	MF	El Paso	TX	Actual/360	4.550%	27,950.01	10,784.19	0.00	N/A	11/06/25	--	7,133,643.22	7,122,859.03	09/06/22
34	10104344	1	MF	Houston	TX	Actual/360	5.400%	29,208.11	10,099.05	0.00	N/A	11/06/25	--	6,281,314.78	6,271,215.73	09/06/22
36	10104345	1	LO	Atlanta	GA	Actual/360	5.280%	27,065.61	9,779.60	0.00	N/A	11/06/25	--	5,952,847.70	5,943,068.10	09/06/22

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
37	10102420	1	MH	Indianapolis	IN	Actual/360	5.010%	25,984.45	8,948.69	0.00	N/A	11/06/25	--	6,023,051.08	6,014,102.39	09/06/22
38	10104346	1	LO	Stony Creek	VA	Actual/360	4.960%	23,508.68	9,622.86	0.00	N/A	10/06/25	--	5,504,113.29	5,494,490.43	09/06/22
39	10101846	1	MF	Clemson	SC	Actual/360	4.660%	23,937.38	7,707.91	0.00	N/A	11/06/25	--	5,965,288.52	5,957,580.61	09/06/22
40	10104347	1	RT	Saint Charles	IL	Actual/360	4.960%	23,563.30	7,697.91	0.00	N/A	11/06/25	--	5,516,902.21	5,509,204.30	09/06/22
41	10104348	1	OF	Shaker Heights	OH	Actual/360	5.080%	20,766.51	8,080.16	0.00	N/A	11/06/25	--	4,747,233.10	4,739,152.94	09/01/22
42	10104349	1	RT	Philadelphia	PA	Actual/360	4.580%	20,848.14	258.70	0.00	N/A	10/06/25	--	5,286,189.45	5,285,930.75	09/06/22
44	10104351	1	MH	Las Vegas	NV	Actual/360	4.668%	18,469.90	7,365.91	0.00	N/A	10/06/25	--	4,594,883.70	4,587,517.79	09/06/22
45	10104352	1	RT	Las Vegas	NV	Actual/360	4.970%	19,689.89	6,926.91	0.00	N/A	10/06/25	--	4,600,739.37	4,593,812.46	09/06/22
46	10104353	1	MF	St George	UT	Actual/360	4.990%	19,633.29	4,569,128.67	0.00	N/A	10/06/25	--	4,569,128.67	0.00	09/01/22
47	10104354	1	RT	Frisco	TX	Actual/360	4.780%	17,432.34	6,123.23	0.00	N/A	11/06/25	--	4,235,148.77	4,229,025.54	09/06/22
48	10104355	1	RT	Houston	TX	Actual/360	5.020%	18,754.02	5,188.96	0.00	N/A	11/06/25	--	4,338,419.55	4,333,230.59	09/06/22
49	10104356	1	MH	Fullerton	CA	Actual/360	4.730%	15,858.92	7,040.55	0.00	N/A	11/06/25	--	3,893,617.99	3,886,577.44	09/06/22
50	10104357	1	RT	Chesapeake	VA	Actual/360	4.850%	14,611.50	9,345.28	0.00	N/A	11/06/25	--	3,498,595.80	3,489,250.52	09/06/22
51	10104358	1	RT	Houma	LA	Actual/360	5.110%	16,332.73	5,409.85	0.00	N/A	11/06/25	--	3,711,749.88	3,706,340.03	09/06/22
52	10104359	1	LO	Lumberton	NC	Actual/360	5.500%	16,172.93	8,390.57	0.00	N/A	11/06/25	--	3,414,812.86	3,406,422.29	09/06/22
53	10104360	1	RT	New Lebanon	OH	Actual/360	4.980%	14,294.13	8,109.40	0.00	N/A	10/06/25	--	3,333,258.98	3,325,149.58	09/06/22
54	10104361	1	OF	Creedmoor	NC	Actual/360	4.794%	14,571.83	5,089.52	0.00	N/A	11/06/25	--	3,529,855.00	3,524,765.48	09/06/22
55	10104362	1	RT	Miami	FL	Actual/360	4.770%	13,294.90	4,743.55	0.00	N/A	09/06/25	--	3,236,736.56	3,231,993.01	09/06/22
56	10104363	1	MH	Springfield	OH	Actual/360	4.830%	11,966.58	5,144.03	0.00	N/A	10/06/25	--	2,877,156.96	2,872,012.93	09/06/22
57	10104364	1	MH	Plover	WI	Actual/360	4.550%	11,203.62	5,360.05	0.00	N/A	10/06/25	--	2,859,484.81	2,854,124.76	09/06/22
58	10104365	1	RT	Hot Springs	AR	Actual/360	4.510%	11,118.90	4,860.41	0.00	N/A	10/06/25	--	2,863,031.09	2,858,170.68	09/06/22
59	10104366	1	MH	Woodland	WA	Actual/360	4.830%	6,719.69	2,888.57	0.00	N/A	10/06/25	--	1,615,634.79	1,612,746.22	09/06/22
Totals								2,624,261.68	5,331,345.89	0.00				654,039,389.54	648,708,043.65
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse			MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail			SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office			MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	1	10,028,023.54	4,991,685.08	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	4,011,464.16	1,907,903.62	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	5,769,589.48	2,743,839.91	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1	4,158,244.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	399,355.02	1,190,264.69	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	1	2,276,567.52	1,103,172.99	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	2,420,699.51	2,498,498.34	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	102,644.00	0.00	--	--	05/11/22	2,198,103.15	46,569.56	76,255.57	1,891,054.17	0.00	0.00
13	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	1	1,481,209.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1	1,818,708.91	1,898,869.26	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1	394,463.03	452,489.05	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1	1,788,853.65	902,266.71	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1	0.00	0.00	--	--	04/11/22	2,486,091.69	67,154.87	60,081.47	433,238.74	654.86	0.00
25	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1	941,399.70	513,040.46	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	808,497.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	1,359,695.15	708,931.82	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	732,908.35	386,881.46	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	1,415,321.25	1,450,491.69	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	1	591,785.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
37	1	0.00	290,314.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	1,539,801.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	591,203.82	306,387.35	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1	562,414.37	548,752.17	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1	687,282.34	574,386.25	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1	376,672.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	1	0.00	534,247.22	07/01/18	06/30/19	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1	349,550.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1	340,753.39	135,897.75	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	1	517,938.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	1	793,668.57	748,146.20	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
53	1	384,134.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1	351,121.59	153,565.34	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
55	1	400,184.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	1	277,359.54	156,213.35	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
57	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	1	288,521.10	161,198.83	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
59	1	198,373.48	15,679.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		48,158,409.44	24,373,123.22				4,684,194.84	113,724.43	136,337.05	2,324,292.91	654.86	0.00

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			Principal Prepayment Detail
				Unscheduled Principal	Prepayment Penalties
		Loan
Pros ID	Loan Number	Group	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
46	10104353	1	4,562,755.74	Payoff w/ yield maintenance	0.00	199,355.48
Totals			4,562,755.74		0.00	199,355.48
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/16/22	0	0.00	0	0.00	2	31,984,212.89	1	20,000,000.00	1	11,984,212.89	0	0.00	0	0.00	1	4,562,755.74	4.657076%	4.640272%	36
08/17/22	0	0.00	0	0.00	2	32,001,088.81	1	20,000,000.00	1	12,001,088.81	0	0.00	0	0.00	0	0.00	4.659551%	4.642763%	37
07/15/22	0	0.00	0	0.00	2	32,017,888.20	1	20,000,000.00	1	12,017,888.20	0	0.00	0	0.00	0	0.00	4.659699%	4.642910%	38
06/17/22	0	0.00	0	0.00	2	32,036,372.07	0	0.00	1	12,036,372.07	0	0.00	0	0.00	1	4,904,905.63	4.659859%	4.643069%	39
05/17/22	0	0.00	1	12,053,011.46	1	20,000,000.00	0	0.00	1	12,053,011.46	0	0.00	0	0.00	0	0.00	4.660377%	4.643604%	40
04/18/22	1	12,071,341.17	0	0.00	1	20,000,000.00	0	0.00	1	12,071,341.17	0	0.00	0	0.00	0	0.00	4.660534%	4.643760%	41
03/17/22	0	0.00	0	0.00	1	20,000,000.00	0	0.00	2	12,087,821.99	0	0.00	0	0.00	1	10,113,308.80	4.660678%	4.643902%	42
02/17/22	0	0.00	0	0.00	3	48,578,139.22	0	0.00	2	28,578,139.22	0	0.00	0	0.00	0	0.00	4.662652%	4.645933%	43
01/18/22	0	0.00	0	0.00	3	48,614,700.74	0	0.00	1	16,488,850.98	0	0.00	0	0.00	0	0.00	4.662790%	4.646070%	44
12/17/21	0	0.00	1	12,142,083.41	2	36,509,022.65	0	0.00	1	16,509,022.65	0	0.00	0	0.00	0	0.00	4.662927%	4.646206%	45
11/18/21	1	12,160,022.19	0	0.00	2	36,531,277.90	0	0.00	1	16,531,277.90	0	0.00	0	0.00	0	0.00	4.663076%	4.646353%	46
10/18/21	0	0.00	0	0.00	2	36,551,277.29	0	0.00	1	16,551,277.29	0	0.00	0	0.00	0	0.00	4.663211%	4.646487%	47
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
12	10104328	10/06/20	22	3	76,255.57	1,891,054.17	0.00	20,000,000.00	01/06/21	13		03/29/21
23	10104337	02/06/22	6	3	60,081.47	433,238.74	61,782.75	12,109,542.16	04/30/19	7			02/01/22
Totals					136,337.05	2,324,292.91	61,782.75	32,109,542.16
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		19,848,205	19,848,205	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		54,124,612	54,124,612	0		0
37 - 48 Months		487,735,227	455,751,014	0		31,984,213
49 - 60 Months		0	0	0		0
> 60 Months		87,000,000	87,000,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-22	648,708,044	616,723,831	0	0	20,000,000	11,984,213
Aug-22	654,039,390	622,038,301	0	0	20,000,000	12,001,089
Jul-22	654,804,825	622,786,936	0	0	20,000,000	12,017,888
Jun-22	655,630,223	623,593,851	0	0	20,000,000	12,036,372
May-22	661,301,111	629,248,100	0	0	20,000,000	12,053,011
Apr-22	662,127,906	630,056,564	0	0	20,000,000	12,071,341
Mar-22	662,887,351	630,799,529	0	0	20,000,000	12,087,822
Feb-22	680,304,821	631,726,682	0	0	20,000,000	28,578,139
Jan-22	681,077,509	632,462,808	0	0	32,125,850	16,488,851
Dec-21	681,847,027	633,195,921	0	12,142,083	20,000,000	16,509,023
Nov-21	682,680,040	633,988,740	12,160,022	0	20,000,000	16,531,278
Oct-21	683,442,983	646,891,706	0	0	20,000,000	16,551,277
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
11	10101985	19,848,204.65	19,848,204.65	31,600,000.00	09/01/16	2,017,235.34	1.53000	03/31/22	11/06/22	280
12	10104328	20,000,000.00	20,000,000.00	87,400,000.00	03/19/21	(332,600.00)	(0.08000)	12/31/21	10/06/25	280
23	10104337	11,984,212.89	12,109,542.16	10,800,000.00	02/22/22	1,190,089.89	1.31819	08/31/15	11/06/25	280
46	10104353	0.00	-	8,900,000.00	09/02/15	507,319.22	1.34000	06/30/19	10/06/25	280
Totals		51,832,417.54	51,957,746.81	138,700,000.00		3,382,044.45

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
11	10101985	LO	CA	07/26/22	4
"	9/12/2022

The Loan transferred due to Imminent Default. The Borrower requested the transfer due to the impact of COVID-19 on the Property and to discuss potential extension options of the Loan while they continue to actively work procure re financing options. The Loan transferred due to Imminent Default. The Borrower requested the transfer due to the impact of COVID-19 on the Property and to discuss potential extension options of the Loan while they continue to actively work procure refinanc ing options.
"

12	10104328	LO	NJ	01/06/21	13
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

23	10104337	RT	TX	04/30/19	7
"	9/12/2022

Took title via foreclosure sale in February /2022. REO is working on filling vacancies including 45k sf stand alone anchor building. SS working to replat parcel into 2 parcels to allow for the ability of selling box separately fr om inline.
"

46	10104353	MF	UT	09/23/19	11
Special Servicer comments were not provided, as this is no longer an active loan.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
3	10098743	1	71,313,195.89	4.01625%	71,313,195.89 4.01625%		9	08/27/20	07/06/20	09/11/20
24	10101719	1	12,000,000.00	3.55000%	12,000,000.00 3.55000%		1	12/23/20	10/06/20	02/11/21
Totals			83,313,195.89		83,313,195.89
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
3	10098743	11/18/20	71,098,942.87	0.00	71,684,444.80	613,737.65	71,684,444.80	71,070,707.15	17,648.64	0.00	202.39	17,446.25	0.02%
17	10104332	03/17/22	16,468,597.06	14,500,000.00	14,033,273.11	3,893,129.57	14,033,273.11	10,140,143.54	6,328,453.52	0.00	335,106.06	5,993,347.46	35.67%
21	10104335	09/17/21	12,892,318.31	18,300,000.00	14,618,280.25	1,725,961.94	14,618,280.25	12,892,318.31	0.00	0.00	0.00	0.00	0.00%
24	10101719	06/17/21	12,000,000.00	29,800,000.00	12,273,661.69	214,599.18	12,273,661.69	12,059,062.51	0.00	0.00	0.00	0.00	0.00%
35	10101349	08/17/20	6,442,989.99	11,000,000.00	9,895,173.29	1,006,938.98	9,762,971.45	8,756,032.47	0.00	0.00	(239.69)	239.69	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			118,902,848.23	73,600,000.00	122,504,833.14	7,454,367.32	122,372,631.30	114,918,263.98	6,346,102.16	0.00	335,068.76	6,011,033.40

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	05/17/22	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
3	10098743	12/17/20	0.00	0.00	17,446.25	0.00	0.00	(202.39)	0.00	0.00	17,446.25
		11/18/20	0.00	0.00	17,648.64	0.00	0.00	17,648.64	0.00	0.00
17	10104332	08/17/22	0.00	0.00	5,993,347.46	0.00	0.00	(195,987.48)	0.00	0.00	5,993,347.46
		05/17/22	0.00	0.00	6,189,334.94	0.00	0.00	(139,118.58)	0.00	0.00
		03/17/22	0.00	0.00	6,328,453.52	0.00	0.00	6,328,453.52	0.00	0.00
21	10104335	09/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	10101719	06/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	10101349	08/25/20	0.00	0.00	0.00	0.00	0.00	239.69	0.00	0.00	239.69
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.01	6,010,793.71	0.00	0.00	6,011,033.40	0.00	0.00	6,011,033.40

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	0.00	0.00	1,454.65	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	4,279.81	0.00	0.00	0.00	0.00	0.00	100.00	0.00	0.00	0.00
12	0.00	0.00	4,305.56	0.00	0.00	9,435.66	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	3,500.00	0.00	0.00	11,314.13	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	(59,500.00)	0.00	0.00	0.00	0.00	0.00	(625.81)	0.00	0.00	0.00
51	0.00	0.00	0.00	0.00	217.43	0.00	0.00	0.00	33.62	0.00	0.00	0.00
52	0.00	0.00	0.00	0.00	245.64	0.00	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	0.00	0.00	180.38	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(47,414.63)	0.00	2,098.10	20,749.79	0.00	0.00	(492.19)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(25,058.93)

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Supplemental Notes
None

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